Share-Based Compensation Expense	3 Months Ended
Mar. 31, 2025
Share-Based Compensation Expenses [Abstract]
SHARE-BASED COMPENSATION EXPENSE

12. SHARE-BASED COMPENSATION EXPENSE

Prior to the Merger, Fold historically granted Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”) under the Fold, Inc. 2019 Equity Incentive Plan (the “2019 Equity Plan”). In connection with the Merger, the Company adopted a new 2025 Incentive Award Plan (the “2025 Equity Plan”) as well as an employee stock purchase plan (the “2025 ESPP”) which became effective immediately on the date of the Merger. Collectively, these plans are referred to as the “Equity Plans”.

Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of New Fold Common Stock as of the Closing (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the

Closing and (iii) the number of shares that were subject to awards under the 2019 Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Plan, were initially reserved under the 2025 Plan. As of March 31, 2025, no Offering Period under the 2025 ESPP has been initiated.

The purpose of the Equity Plans is to offer select Participants (defined as employees, consultants, or outside directors) the opportunity to acquire equity in the Company through the awards of Options, Restricted Stock Awards, Stock Appreciation Rights, Restricted Stock Units, and Other Stock Awards (collectively and individually, “Awards”). RSUs are Awards of an unfunded and unsecured right to receive Shares (or cash or a combination of Shares and cash, as determined in the sole discretion of the Board) upon settlement of the Award. RSAs are Awards of restricted shares of Company common stock. Each Award may or may not be subject to vesting. Vesting occurs upon satisfaction of the conditions specified in each individual award agreement. As of March 31, 2025, the Company has not issued any Options, Stock Appreciation Rights, or Other Stock Awards through the Equity Plan.

Restricted Stock Units

Prior to the Merger the Company’s RSUs had two vesting conditions: a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of common stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 met the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement.

On February 14, 2025, upon finalization of the Merger Agreement with FTAC Emerald, each outstanding Fold RSU award was converted into an award of restricted stock units covering a number of shares of common stock determined by multiplying (i) the number of shares of Fold common stock subject to the Fold RSU award immediately prior to the consummation of the Merger by (ii) 82.5% (rounded down to the nearest whole share). As the Merger satisfied the performance vesting condition under the RSU awards, 1.4 million RSUs vested on the date that Fold Holdings, Inc. became a public company, resulting in the recognition of share-based compensation expense totaling $4.4 million with a weighted average grant date fair value of $3.37 for RSUs vested during the period.

The Company recognized $5.2 million of share-based compensation expense for the three months ended March 31, 2025, which includes $4.4 million of share-based compensation expense that was immediately recognized due to the performance condition being satisfied on February 14, 2025. As the performance condition was not met as of March 31, 2024, no share-based compensation was recognized for the three months ended March 31, 2024. There was $5.2 million of unrecognized shared-based compensation expense related to unvested awards as of March 31, 2025. The unrecognized compensation expense will be recognized on a straight-line basis over the weighted average vesting period of 1.99 years.

Restricted Stock Award

The Company’s awarded RSAs are not subject to any performance condition vesting requirements and are instead subject only to service conditions. We recorded a nominal amount of share-based compensation expense related to RSAs for the three months ended March 31, 2025 and March 31, 2024. There was no material unrecognized compensation expense related to RSAs as of March 31, 2025 or March 31, 2024, as all unvested shares were purchased by the Participants at fair value at the time of issuance. There were not any additional RSAs granted during the three months ended March 31, 2025 or March 31, 2024. Share-based compensation expense for RSAs is included in compensation and benefits in the accompanying statements of operations.

Determination of fair value

The initial value of the awards on the dates that the RSUs and RSAs were granted was determined based on the underlying value of the Company’s common stock. As a private company, the common stock was valued by performing an enterprise valuation using a guideline public company market approach method. This method leverages an analysis of publicly traded peers to develop relevant market multiples and ratios applied to the Company’s historical and expected cash flows. As a public company, the common stock will be valued based on the Company’s stock price.

RSU and RSA activity

The following table summarizes RSU and RSA share activity under the Equity Plans for the three months ended March 31, 2025 and 2024:

	RSUs	RSAs
Shares nonvested at January 1, 2025	2,098,620	17,270
Granted	—	—
Vested	(1,460,409)	(17,270)
Forfeited	—	—
Shares nonvested at March 31, 2025	638,211	—
	RSUs	RSAs
Shares nonvested at January 1, 2024	1,271,784	124,176
Granted	154,327	—
Vested	—	(27,586)
Forfeited	—	—
Shares nonvested at March 31, 2024	1,426,111	96,590